Share-based compensation - Summary of Stock Option Activity and Related Information (Detail) - Options [member]	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding, beginning of year	3,021,672	961,954
Number of Options, Granted	156,400	2,116,120
Number of Options, Exercised	(903,400)	(11,938)
Number of Options, Forfeited		(44,464)
Number of Options Outstanding, end of year	2,274,672	3,021,672
Number of Options Exercisable, end of year	749,498	748,438
Weighted Average Exercise Price Outstanding, beginning of year	$ 1.56	$ 0.94
Weighted Average Exercise Price, Granted	10.64	1.99
Weighted Average Exercise Price, Exercised	1.27	0.56
Weighted Average Exercise Price, Forfeited		8.74
Weighted Average Exercise Price, Outstanding, end of year	2.3	1.56
Weighted Average Exercise Price, Exercisable, end of year	$ 1.69	$ 1.29